Exchange differences (net)	12 Months Ended
Dec. 31, 2019
Exchange differences (net) [Abstract]
Exchange differences (net)

38.   Exchange differences (net)

Exchange differences" demonstrate the gains or losses on foreign currency transactions, the differences that arise on translations of monetary items in foreign currencies to the functional currency, and those disclosed on non-monetary assets in foreign currency at the time of their disposal.

Thousand of Reais	2019	2018	2017

Revenue with Exchange variations	23,622,963	12,752,765	24,008,382
Expenses with Exchange Variations	(26,411,500)	(15,559,237)	(23,403,326)
Total	(2,788,537)	(2,806,471)	605,056